Application of new and revised IFRS as issued by the IASB	12 Months Ended
Dec. 31, 2019
Application of new and revised IFRS as issued by the IASB
Application of new and revised IFRS as issued by the IASB

Note 3.  Application of new and revised IFRS as issued by the IASB

a.Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

IFRS 16 “Leases”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
Amendments to IFRS 9 “Prepayment features with negative compensation”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019
Amendments to IAS 28 “Long-term interests in associates and joint ventures”	January 1, 2019
Annual Improvements to IFRS Standards 2015–2017 Cycle	January 1, 2019

The Company believes that the adoption of the above IFRSs would not have a significant impact on its consolidated financial statements.  The Company has made certain adjustments upon the initial application of IFRS 16 as follows:

IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases, which replaces IAS 17 “Leases”, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Company applied IFRS 16 Leases and using the modified retrospective approach from January 1, 2019.  Accordingly, the comparative information presented for 2018 is not restated.   It is presented, as previously reported, under IAS 17 and related interpretations.

i.	Definition of a lease

Previously, the Company determined at contract inception whether an arrangement is or contains a lease under IFRIC 4.  Under IFRS 16, the Company assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 4(j).

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases.  The Company applied IFRS 16 only to contracts that were previously identified as leases.  Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease.  Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

ii.	As a lessee

As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Company.  Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for all leases on the consolidated statement of financial position except for leases of low-value assets and short-term leases, which the Company may elect to apply the accounting method like the accounting for operating lease under IAS 17.

At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rate as at January 1, 2019.   Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Company has tested its right-of-use assets for impairment on the date of transition and has concluded that there is no indication that the right-of-use assets are impaired.

In addition, the Company used the following practical expedients when applying IFRS 16 to leases.

－Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and leases of low-value assets.

－Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.

－Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

iii.	As a lessor

The Company is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor.  The Company accounted for its leases in accordance with IFRS 16 from the date of initial application.

iv.	Impacts on financial statements

On transition to IFRS 16, the Company recognized additional $5,899 thousand of right-of-use assets and $5,899 thousand of lease liabilities.  When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019.  The weighted-average rate applied is 2.45%.

The explanation of differences between operating lease commitments disclosed at the end of the annual reporting period immediately preceding the date of initial application, and lease liabilities recognized in the statement of financial position at the date of initial application disclosed as follows:

January 1, 2019
(in thousands)
Operating lease commitment at December 31, 2018 as disclosed under IAS 17 in the Company’s consolidated financial statements	$4,874
Recognition exemption for short-term leases	(166)
Extension and termination options reasonably certain to be exercised	1,610
$6,318
Discounted using the incremental borrowing rate at January 1, 2019	$5,899
Lease liabilities recognized at January 1, 2019	$5,899

b.	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), Interpretations developed by the International Financial Reporting Interpretations Committee (“IFRIC”) or the former Standing Interpretations Committee (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IFRS 9, IAS39 and IFRS7 “Interest Rate Benchmark Reform”	January 1, 2020
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)	January 1, 2022

As of the date of the consolidated financial statements were authorized for issue, the Company continues in assessing other possible impacts that application of the abovementioned amendments will have on the Company’s financial position and financial performance and will disclose these other impacts when the assessment is completed.